Property and Equipment (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2014	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation		$ 52,000	$ 56,000	$ 166,000	$ 158,000	$ 213,000	$ 203,000
Monthly Capital Lease Payment	3,000
Capital Lease Minimum Lease Payment Percentage				5.00%
Capital Leased Assets, Gross		124,000		124,000		0
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation		6,000		6,000		0
Equipment Leased to Other Party [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 149,000